Long-Term Debt (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Debt Instrument [Line Items]
Long-term debt	¥ 220,851	¥ 241,459
Less: Current portion	(248)	(70,437)
Total long-term debt	220,603	171,022
Unsecured Corporate Bonds | Japanese Yen Denominated Borrowing
Debt Instrument [Line Items]
Long-term debt	220,000	240,000
Unsecured Indebtedness to Financial Institutions | Japanese Yen Denominated Borrowing
Debt Instrument [Line Items]
Long-term debt	836	1,016
Unsecured Indebtedness to Financial Institutions | Euro Denominated Borrowing
Debt Instrument [Line Items]
Long-term debt	¥ 15	¥ 443